Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Six Months Ended June 30, 2021 and 2022 - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue	$ 676	$ 676
Operating expenses
Research and development	(13,992)	(22,643)
General and administrative	(7,492)	(15,432)
Loss from operations	(20,808)	(37,399)
Foreign exchange, net	(350)	44
Interest income	41	61
Interest expenses	(17)	(46)
Other income, net	1,259	3
Loss before income tax	(19,875)	(37,337)
Income tax expenses	(289)	0
Net loss	(20,164)	(37,337)
Less: Net loss attributable to noncontrolling interests	(1,675)	(1,041)
Net loss attributable to BeyondSpring Inc.	$ (18,489)	$ (36,296)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.47)	$ (0.93)
Weighted-average shares outstanding
Basic and diluted (in shares)	39,065,710	39,007,749
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment (loss) gain	$ 949	$ (75)
Unrealized holding gain	30	0
Comprehensive loss	(19,185)	(37,412)
Less: Comprehensive loss attributable to noncontrolling interests	(1,336)	(1,047)
Comprehensive loss attributable to BeyondSpring Inc.	$ (17,849)	$ (36,365)